Stock-based Compensation - Restricted Stock Units (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 01, 2022	Jul. 22, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Additional disclosures
One-time stock -based compensation charge			$ 388	$ 10,720	$ 1,957	$ 10,457	$ 12,752	$ 1,323
Restricted stock units
Shares
Unvested RSUs, Beginning balance (in shares)	34,227				34,227
Shares, Granted (in shares)		3,610,572			4,009		72,212
Shares, Vested (in shares)	(12,443)	(7,603)			(20,814)		(37,986)
Non-vested RSUs, Ending balance (in shares)			5,771		5,771		34,227
Weighted Average Grant Date Fair Value
Unvested RSUs, Beginning balance (in dollars per share)	$ 218.00				$ 218.00
Weighted Average Grant Date Fair Value, Granted (in dollars per share)					59.00		$ 218.00
Weighted Average Grant Date Fair Value, Vested (in dollars per share)					214.00		218.00
Non-vested RSUs, Ending balance (in dollars per share)			$ 181.50		$ 181.50		$ 218.00
Additional disclosures
Vested and undistributed					310		957
Unrecognized compensation costs			$ 1,000		$ 1,000		$ 4,600
Recognition period					1 year 9 months 18 days		2 years
Restricted stock units | First anniversary date of employee retroactively
Additional disclosures
Vesting percentage		50.00%
Restricted stock units | Last day of each of next 36 months
Additional disclosures
Vesting percentage		50.00%
Restricted stock units | Certain members of management
Shares
Shares, Granted (in shares)		2
Restricted stock units | Certain members of management | First anniversary date of employee retroactively
Shares
Shares, Granted (in shares)		1
Additional disclosures
Vesting percentage		25.00%
One-time stock -based compensation charge		$ 7,300
Restricted stock units | Certain members of management | Last day of each of next 36 months
Additional disclosures
Vesting percentage		75.00%
Vesting Period		36 months
Restricted stock units | Board of Directors
Additional disclosures
Vesting Period		36 months